UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08265
Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.1%)
32,481	Interpublic Group of Companies, Inc. (The) (a)	$132,847
23,064	Omnicom Group, Inc.	652,481

		785,328

	Aerospace & Defense (1.7%)
49,778	Boeing Co.	2,122,036
27,553	General Dynamics Corp.	1,423,664
6,782	Goodrich Corp.	228,214
8,034	L-3 Communications Holdings, Inc.	539,644
21,680	Lockheed Martin Corp.	1,671,745
23,300	Northrop Grumman Corp.	954,135
10,076	Precision Castparts Corp.	631,765
28,035	Raytheon Co.	1,368,108
12,253	Rockwell Collins, Inc.	417,582

		9,356,893

	Agricultural Commodities/Milling (0.2%)
43,239	Archer-Daniels-Midland Co.	1,183,884

	Air Freight/Couriers (1.2%)
10,946	C.H. Robinson Worldwide, Inc.	559,122
15,801	Expeditors International of Washington, Inc.	528,227
21,462	FedEx Corp.	1,516,290
67,794	United Parcel Service, Inc. (Class B)	3,904,934

		6,508,573

	Airlines (0.1%)
50,387	Southwest Airlines Co.	435,848

	Aluminum (0.1%)
59,524	Alcoa, Inc.	640,478

	Apparel/Footwear (0.5%)
25,488	Coach, Inc. (a)	456,235
6,174	Jones Apparel Group, Inc.	31,673
10,139	Liz Claiborne, Inc.	28,896
26,382	Nike, Inc. (Class B)	1,404,841
4,375	Polo Ralph Lauren Corp.	189,000
6,623	V.F. Corp.	346,317

		2,456,962

	Apparel/Footwear Retail (0.3%)
6,958	Abercrombie & Fitch Co. (Class A)	134,498
33,554	Gap, Inc. (The)	436,873
23,739	Limited Brands, Inc.	221,010
13,134	Nordstrom, Inc.	149,334
25,765	TJX Companies, Inc. (The)	587,957

		1,529,672

	Auto Parts: O.E.M. (0.2%)
11,735	Eaton Corp.	543,800
39,888	Johnson Controls, Inc.	704,422

		1,248,222

	Automotive Aftermarket (0.0%)
20,839	Goodyear Tire & Rubber Co. (The) (a)	133,995

	Beverages: Alcoholic (0.2%)
5,520	Brown-Forman Corp. (Class B)	242,273
15,154	Constellation Brands Inc. (Class A) (a)	193,365
10,462	Molson Coors Brewing Co. (Class B)	465,245

		900,883

	Beverages: Non-Alcoholic (2.4%)
133,675	Coca-Cola Co. (The)	6,265,347
21,505	Coca-Cola Enterprises Inc.	197,416
15,661	Dr Pepper Snapple Group Inc.	252,769
10,120	Pepsi Bottling Group, Inc. (The)	183,071
105,273	PepsiCo, Inc.	5,968,979

		12,867,582

	Biotechnology (2.0%)
70,251	Amgen Inc. (a)	3,901,741

NUMBER OF
SHARES		VALUE
18,353	Biogen Idec Inc. (a)	776,515
30,589	Celgene Corp. (a)	1,593,687
4,669	Cephalon, Inc. (a)	343,078
18,235	Genzyme Corp. (a)	1,167,405
60,764	Gilead Sciences, Inc. (a)	2,721,620
9,451	Life Technologies Corp. (a)	246,671
3,687	Millipore Corp. (a)	186,783

		10,937,500

	Building Products (0.1%)
29,035	Masco Corp.	278,155

	Cable/Satellite TV (0.8%)
196,231	Comcast Corp. (Class A)	3,402,646
34,266	DIRECTV Group, Inc. (The) (a)	754,195
6,810	Scripps Networks Interactive (Class A)	189,250

		4,346,091

	Casino/Gaming (0.1%)
18,003	International Game Technology	192,812
3,829	Wynn Resorts, Ltd. (a)	152,471

		345,283

	Chemicals: Agricultural (0.6%)
4,205	CF Industries Holdings, Inc.	221,309
36,309	Monsanto Co.	2,875,673

		3,096,982

	Chemicals: Major Diversified (0.6%)
64,120	Dow Chemical Co. (The)	1,189,426
60,666	Du Pont (E.I.) de Nemours & Co.	1,520,290
5,241	Eastman Chemical Co.	172,429
7,627	Rohm & Haas Co.	521,763

		3,403,908

	Chemicals: Specialty (0.4%)
13,272	Air Products & Chemicals, Inc.	633,871
20,313	Praxair, Inc.	1,199,483
9,485	Sigma-Aldrich Corp.	408,898

		2,242,252

	Coal (0.2%)
13,864	CONSOL Energy, Inc.	401,640
7,276	Massey Energy Co.	113,651
16,364	Peabody Energy Corp.	383,409

		898,700

	Commercial Printing/Forms (0.0%)
14,813	Donnelley (R.R.) & Sons Co.	189,014

	Computer Communications (1.4%)
397,221	Cisco Systems, Inc. (a)	6,570,035
34,972	Juniper Networks, Inc. (a)	607,813
9,470	QLogic Corp. (a)	100,571

		7,278,419

	Computer Peripherals (0.4%)
141,408	EMC Corp. (a)	1,494,683
6,033	Lexmark International, Inc. (Class A) (a)	157,944
23,950	NetApp, Inc. (a)	323,325
45,128	Seagate Technology Inc. (Escrow) (a) (c)	0

		1,975,952

	Computer Processing Hardware (2.4%)
59,571	Apple Inc. (a)	5,520,445
112,423	Dell Inc. (a)	1,255,765
162,975	Hewlett-Packard Co.	5,749,758
45,924	Sun Microsystems (a)	145,579

		12,671,547

	Construction Materials (0.1%)
8,091	Vulcan Materials Co.	485,298

	Containers/Packaging (0.2%)
6,649	Ball Corp.	242,356
7,518	Bemis Company, Inc.	203,136
6,965	Pactiv Corp. (a)	174,055
13,632	Sealed Air Corp.	215,795

		835,342

	Contract Drilling (0.5%)
9,798	ENSCO International Inc.	317,553
21,355	Nabors Industries, Ltd. (Bermuda) (a)	309,647
16,177	Noble Corp. (Cayman Islands)	433,382
7,394	Rowan Companies, Inc.	128,286

NUMBER OF
SHARES		VALUE
20,728	Transocean Inc. (Cayman Islands)	1,386,289

		2,575,157

	Data Processing Services (0.7%)
6,292	Affiliated Computer Services, Inc. (Class A) (a)	254,511
34,853	Automatic Data Processing, Inc.	1,431,064
8,775	Convergys Corp. (a)	55,195
14,290	Fidelity National Information Services, Inc.	245,502
12,054	Fiserv, Inc. (a)	411,524
19,603	Paychex, Inc.	553,981
14,849	Total System Services, Inc.	211,895
52,658	Western Union Co.	698,772

		3,862,444

	Department Stores (0.2%)
18,648	Kohl’s Corp. (a)	609,044
33,002	Macy’s, Inc.	244,875
17,242	Penney (J.C.) Co., Inc.	327,426

		1,181,345

	Discount Stores (2.3%)
6,102	Big Lots, Inc. (a)	106,907
29,237	Costco Wholesale Corp.	1,504,828
10,865	Family Dollar Stores, Inc.	301,830
3,440	Sears Holdings Corp. (a)	124,700
50,747	Target Corp.	1,713,219
149,816	Wal-Mart Stores, Inc.	8,371,718

		12,123,202

	Drugstore Chains (0.8%)
94,729	CVS Caremark Corp.	2,740,510
64,387	Walgreen Co.	1,592,934

		4,333,444

	Electric Utilities (3.9%)
47,638	AES Corp. (The) (a)	366,336
11,831	Allegheny Energy, Inc. (a)	417,043
15,425	Ameren Corp.	548,821
27,050	American Electric Power Co., Inc.	846,395
22,161	CenterPoint Energy, Inc.	286,542
14,106	CMS Energy Corp.	143,317
18,352	Consolidated Edison, Inc.	741,237
13,280	Constellation Energy Group	324,962
37,601	Dominion Resources, Inc.	1,384,469
11,571	DTE Energy Co.	430,325
86,063	Duke Energy Corp.	1,339,140
21,909	Edison International	731,761
12,241	Entergy Corp.	1,041,709
43,218	Exelon Corp.	2,429,284
20,499	FirstEnergy Corp.	1,200,831
27,441	FPL Group, Inc.	1,338,023
4,732	Integrys Energy Group, Inc.	209,060
14,472	Pepco Holdings, Inc.	260,351
24,111	PG&E Corp.	917,182
5,148	Pinnacle West Capital Corp.	156,499
25,183	PPL Corp.	853,452
16,317	Progress Energy, Inc.	647,622
34,193	Public Service Enterprise Group Inc.	1,056,564
51,791	Southern Co. (The)	1,881,049
11,119	TECO Energy, Inc.	144,547
8,101	Wisconsin Energy Corp.	352,069
31,304	Xcel Energy, Inc.	588,828

		20,637,418

	Electrical Products (0.4%)
12,588	Cooper Industries Ltd. (Class A) (Bermuda)	303,874
53,299	Emerson Electric Co.	1,912,901
11,540	Molex Inc.	156,944

		2,373,719

	Electronic Components (0.2%)
11,123	Amphenol Corporation (Class A)	258,276
11,480	Jabil Circuit, Inc.	75,538
17,679	MEMC Electronic Materials, Inc. (a)	265,539
16,968	SanDisk Corp. (a)	135,744
28,513	Tyco Electronics Ltd. (Bermuda)	469,894

		1,204,991

	Electronic Equipment/Instruments (0.2%)
24,904	Agilent Technologies, Inc. (a)	468,942
19,274	JDS Uniphase Corp. (a)	52,425
10,923	Rockwell Automation, Inc.	340,251

NUMBER OF
SHARES		VALUE
50,301	Xerox Corp. (a)	351,604

		1,213,222

	Electronic Production Equipment (0.2%)
91,756	Applied Materials, Inc.	879,022
12,197	KLA-Tencor Corp.	229,426
7,109	Novellus Systems, Inc. (a)	88,081
14,833	Teradyne, Inc. (a)	56,217

		1,252,746

	Electronics/Appliance Stores (0.1%)
20,294	Best Buy Co., Inc.	420,289
5,582	RadioShack Corp.	54,983

		475,272

	Electronics/Appliances (0.1%)
21,545	Eastman Kodak Co.	163,096
4,076	Harman International Industries, Inc.	61,344
4,634	Whirlpool Corp.	182,487

		406,927

	Engineering & Construction (0.2%)
13,456	Fluor Corp.	612,786
8,519	Jacobs Engineering Group, Inc. (a)	381,396

		994,182

	Environmental Services (0.2%)
26,658	Allied Waste Industries, Inc. (a)	286,307
32,981	Waste Management, Inc.	963,045

		1,249,352

	Finance/Rental/Leasing (0.5%)
17,591	American Capital Ltd. (a)	74,586
26,665	Capital One Financial Corp.	917,543
24,340	CIT Group, Inc.	81,296
26,628	Discover Financial Services	272,404
4,494	Mastercard Inc. (Class A) (a)	652,978
3,452	Ryder System, Inc.	123,961
34,897	SLM Corp.	321,401

		2,444,169

	Financial Conglomerates (2.6%)
77,962	American Express Co.	1,817,294
360,516	Citigroup, Inc.	2,988,678
246,191	JPMorgan Chase & Co.	7,794,406
11,891	Leucadia National Corp. (a)	232,469
19,804	Principal Financial Group, Inc.	273,493
30,534	Prudential Financial, Inc.	662,588

		13,768,928

	Financial Publishing/Services (0.2%)
9,446	Equifax, Inc.	240,401
23,204	McGraw-Hill Companies, Inc. (The)	580,100
15,183	Moody’s Corp.	329,623

		1,150,124

	Food Distributors (0.2%)
38,261	SYSCO Corp.	897,220

	Food Retail (0.4%)
42,166	Kroger Co. (The)	1,166,312
29,279	Safeway Inc.	638,282
15,353	SUPERVALU, Inc.	182,854
12,329	Whole Foods Market, Inc.	130,441

		2,117,889

	Food: Major Diversified (1.3%)
12,905	Campbell Soup Co.	413,605
29,405	ConAgra Foods Inc.	433,724
21,841	General Mills, Inc.	1,379,696
19,755	Heinz (H.J.) Co.	767,284
16,784	Kellogg Co.	728,929
100,211	Kraft Foods Inc. (Class A)	2,726,741
42,047	Sara Lee Corp.	385,991

		6,835,970

	Food: Meat/Fish/Dairy (0.1%)
12,083	Dean Foods Co.	175,928
20,440	Tyson Foods, Inc. (Class A)	137,152

		313,080

	Food: Specialty/Candy (0.2%)
11,133	Hershey Foods Co. (The)	400,788
9,082	McCormick & Co., Inc. (Non-Voting)	270,371
8,455	Smucker (J.M.) Co.	383,603

		1,054,762

NUMBER OF
SHARES		VALUE
	Forest Products (0.1%)
14,126	Weyerhaeuser Co.	531,420

	Gas Distributors (0.4%)
37,691	Dynegy, Inc. (Class A) (a)	84,051
2,029	Nicor Inc.	82,743
20,124	NiSource, Inc.	242,494
11,986	Questar Corp.	385,829
16,551	Sempra Energy	772,435
38,212	Spectra Energy Corp.	621,327

		2,188,879

	Home Building (0.1%)
9,231	Centex Corp.	84,556
20,543	D.R. Horton, Inc.	141,130
5,759	KB Home	66,977
14,278	Lennar Corp. (Class A)	101,517
15,935	Pulte Homes, Inc.	169,708

		563,888

	Home Furnishings (0.1%)
10,329	Leggett & Platt, Inc.	150,803
15,838	Newell Rubbermaid, Inc.	211,596

		362,399

	Home Improvement Chains (1.0%)
9,519	Fastenal Co.	366,577
111,699	Home Depot, Inc. (The)	2,581,364
95,911	Lowe’s Companies, Inc.	1,981,521
7,390	Sherwin-Williams Co.	435,493

		5,364,955

	Hospital/Nursing Management (0.0%)
33,288	Tenet Healthcare Corp. (a)	40,278

	Hotels/Resorts/Cruiselines (0.2%)
26,671	Carnival Corp (Panama) (Units) (b)	560,091
22,797	Marriott International, Inc. (Class A)	382,762
14,645	Starwood Hotels & Resorts Worldwide, Inc.	246,915
14,089	Wyndham Worldwide Corp. (a)	67,345

		1,257,113

	Household/Personal Care (3.4%)
28,686	Avon Products, Inc.	605,275
8,449	Clorox Co. (The)	499,843
34,008	Colgate-Palmolive Co.	2,212,901
8,551	Estee Lauder Companies, Inc. (The) (Class A)	238,573
6,392	International Flavors & Fragrances, Inc.	195,212
27,921	Kimberly-Clark Corp.	1,613,555
201,441	Procter & Gamble Co. (The)	12,962,728

		18,328,087

	Industrial Conglomerates (4.2%)
47,004	3M Co.	3,145,978
17,083	Danaher Corp.	950,498
702,665	General Electric Co. (d)	12,064,758
50,789	Honeywell International, Inc.	1,414,982
24,050	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	377,104
12,656	ITT Corp.	529,780
18,469	Textron, Inc.	281,283
29,301	Tyco International Ltd. (Bermuda)	612,391
63,804	United Technologies Corp.	3,096,408

		22,473,182

	Industrial Machinery (0.3%)
3,372	Flowserve Corp. (a)	169,713
25,330	Illinois Tool Works Inc.	864,260
12,016	Parker Hannifin Corp.	493,617

		1,527,590

	Industrial Specialties (0.2%)
13,118	Ecolab Inc.	503,600
9,897	PPG Industries, Inc.	434,676

		938,276

	Information Technology Services (1.6%)
13,867	Citrix Systems, Inc. (a)	369,694
20,334	Cognizant Technology Solutions Corp. (Class A) (a)	390,413
10,607	Computer Sciences Corp. (a)	295,511
91,106	International Business Machines Corp.	7,434,250
13,216	Teradata Corp.	177,491

		8,667,359

NUMBER OF
SHARES		VALUE
	Insurance Brokers/Services (0.3%)
18,472	AON Corp.	836,782
34,490	Marsh & McLennan Companies, Inc.	879,495

		1,716,277

	Integrated Oil (8.8%)
137,441	Chevron Corp.	10,859,213
102,199	ConocoPhillips	5,367,491
348,582	Exxon Mobil Corp.	27,938,847
19,128	Hess Corp.	1,033,677
45,420	Marathon Oil Corp.	1,189,096
13,660	Murphy Oil Corp.	601,723

		46,990,047

	Internet Retail (0.2%)
20,214	Amazon.com, Inc. (a)	863,138
12,456	Gamestop Corp (Class A) (a)	272,164

		1,135,302

	Internet Software/Services (1.2%)
10,894	Akamai Technologies, Inc. (a)	133,669
16,070	Google Inc. (Class A) (a)	4,707,867
13,982	VeriSign, Inc. (a)	301,871
94,868	Yahoo! Inc. (a)	1,091,931

		6,235,338

	Investment Banks/Brokers (1.5%)
13,648	Ameriprise Financial, Inc.	251,942
4,652	CME Group Inc.	985,991
36,221	E*TRADE Group, Inc. (a)	48,898
28,410	Goldman Sachs Group, Inc. (The)	2,244,106
5,293	IntercontinentalExchange Inc.	389,565
98,714	Merrill Lynch & Co., Inc.	1,304,999
77,679	Morgan Stanley (e)	1,145,765
9,809	Nasdaq Stock Market Inc. (a)	210,893
19,880	NYSE Euronext	473,343
62,796	Schwab (Charles) Corp. (The)	1,151,051

		8,206,553

	Investment Managers (0.6%)
7,975	Federated Investors, Inc. (Class B)	158,304
9,905	Franklin Resources, Inc.	601,729
28,857	Invesco Ltd.	362,155
10,515	Janus Capital Group, Inc.	85,697
10,852	Legg Mason, Inc.	195,553
18,361	Price (T.) Rowe Group, Inc.	628,130
29,570	State Street Corp.	1,245,193

		3,276,761

	Life/Health Insurance (0.7%)
32,518	AFLAC, Inc.	1,505,583
34,559	Genworth Financial Inc. (Class A)	50,111
19,553	Lincoln National Corp.	268,463
52,260	MetLife, Inc.	1,502,998
6,616	Torchmark Corp.	239,168
25,065	UnumProvident Corp.	373,469

		3,939,792

	Major Banks (4.4%)
333,893	Bank of America Corp.	5,425,761
75,229	Bank of New York Mellon Corp.	2,272,668
37,160	BB&T Corp.	1,113,685
8,968	Comerica, Inc.	202,228
20,098	Huntington Bancshares, Inc.	160,784
36,832	KeyCorp	345,484
132,217	National City Corp.	265,756
23,300	PNC Financial Services Group	1,229,541
46,722	Regions Financial Corp.	476,097
22,191	SunTrust Banks, Inc.	704,120
115,195	U.S. Bancorp	3,107,961
142,746	Wachovia Corp.	802,233
248,104	Wells Fargo & Co.	7,167,725

		23,274,043

	Major Telecommunications (3.5%)
395,029	AT&T Inc.	11,282,028
10,631	Embarq Corp.	346,996
203,717	Sprint Nextel Corp.	568,370
191,494	Verizon Communications, Inc.	6,252,279

		18,449,673

	Managed Health Care (0.8%)
32,356	Aetna, Inc.	706,008
21,337	CIGNA Corp.	258,391

NUMBER OF
SHARES		VALUE
8,929	Coventry Health Care, Inc. (a)	111,345
12,935	Humana, Inc. (a)	391,025
81,880	UnitedHealth Group Inc.	1,720,299
35,591	WellPoint Inc. (a)	1,267,040

		4,454,108

	Media Conglomerates (1.3%)
52,364	CBS Corp. (Class B)	348,744
123,632	Disney (Walt) Co. (The)	2,784,193
160,448	News Corp. (Class A)	1,267,539
235,132	Time Warner, Inc.	2,127,945
42,600	Viacom Inc. (Class B) (a)	678,192

		7,206,613

	Medical Distributors (0.3%)
12,080	AmerisourceBergen Corp.	378,708
22,707	Cardinal Health, Inc.	738,432
18,554	McKesson Corp.	648,277
4,250	Patterson Companies, Inc. (a)	79,985

		1,845,402

	Medical Specialties (2.5%)
11,791	Applied Biosystems, Inc.	448,058
6,386	Bard (C.R.), Inc.	523,844
41,341	Baxter International, Inc.	2,186,939
16,678	Becton, Dickinson & Co.	1,059,553
100,910	Boston Scientific Corp. (a)	622,615
33,744	Covidien Ltd.	1,243,466
9,976	DENTSPLY International, Inc.	260,174
12,121	Hospira, Inc. (a)	363,994
2,893	Intuitive Surgical, Inc. (a)	383,409
74,491	Medtronic, Inc.	2,273,465
7,798	Pall Corp.	214,523
7,323	PerkinElmer, Inc.	132,253
21,408	St. Jude Medical, Inc. (a)	600,066
16,636	Stryker Corp.	647,473
26,632	Thermo Fisher Scientific, Inc. (a)	950,230
8,633	Varian Medical Systems, Inc. (a)	348,428
6,807	Waters Corp. (a)	280,653
15,199	Zimmer Holdings, Inc. (a)	567,227

		13,106,370

	Medical/Nursing Services (0.1%)
6,052	DaVita, Inc. (a)	304,113

	Miscellaneous Commercial Services (0.0%)
9,766	Cintas Corp.	234,579

	Miscellaneous Manufacturing (0.1%)
12,505	Dover Corp.	373,024

	Motor Vehicles (0.2%)
166,460	Ford Motor Co. (a)	447,777
33,390	General Motors Corp.	174,964
17,970	Harley-Davidson, Inc.	305,670

		928,411

	Multi-Line Insurance (0.1%)
198,745	American International Group, Inc.	399,477
22,195	Hartford Financial Services Group, Inc. (The)	187,548

		587,025

	Office Equipment/Supplies (0.1%)
7,951	Avery Dennison Corp.	247,276
15,194	Pitney Bowes, Inc.	375,444

		622,720

	Oil & Gas Pipelines (0.2%)
47,735	El Paso Corp.	352,762
41,552	Williams Companies, Inc. (The)	673,973

		1,026,735

	Oil & Gas Production (2.5%)
31,503	Anadarko Petroleum Corp.	1,293,198
21,814	Apache Corp.	1,686,222
7,309	Cabot Oil & Gas Corp.	219,051
32,664	Chesapeake Energy Corp.	561,168
28,987	Devon Energy Corp.	2,096,920
16,106	EOG Resources, Inc.	1,369,332
11,613	Noble Energy, Inc.	607,128
53,875	Occidental Petroleum Corp.	2,916,793
7,916	Pioneer Natural Resources Co. (a)	158,953

NUMBER OF
SHARES		VALUE
11,537	Range Resources Corp.	478,439
23,078	Southwestern Energy Co. (a)	793,191
35,428	XTO Energy, Inc.	1,354,767

		13,535,162

	Oil Refining/Marketing (0.2%)
6,756	Sunoco, Inc.	268,483
5,670	Tesoro Corp.	52,107
34,182	Valero Energy Corp.	627,240

		947,830

	Oilfield Services/Equipment (1.5%)
21,989	Baker Hughes Inc.	765,877
19,432	BJ Services Co.	232,990
16,435	Cameron International Corp. (a)	346,778
61,122	Halliburton Co.	1,075,747
26,036	National-Oilwell Varco, Inc. (a)	736,558
80,666	Schlumberger Ltd. (Netherlands Antilles)	4,092,993
15,018	Smith International, Inc.	439,126
44,407	Weatherford International Ltd. (Bermuda) (a)	567,077

		8,257,146

	Other Consumer Services (0.4%)
6,705	Apollo Group, Inc. (Class A) (a)	515,212
23,946	Block (H&R), Inc.	458,087
75,710	eBay Inc. (a)	994,072
15,621	Expedia, Inc. (a)	131,216

		2,098,587

	Other Consumer Specialties (0.1%)
8,689	Fortune Brands, Inc.	328,444

	Other Metals/Minerals (0.0%)
7,292	Titanium Metals Corp.	61,617

	Packaged Software (3.4%)
35,670	Adobe Systems, Inc. (a)	826,117
15,880	Autodesk, Inc. (a)	263,449
13,335	BMC Software, Inc. (a)	332,842
29,123	CA Inc.	490,431
19,559	Compuware Corp. (a)	124,200
22,902	Intuit Inc. (a)	507,508
528,006	Microsoft Corp.	10,676,281
25,834	Novell, Inc. (a)	117,545
263,493	Oracle Corp. (a)	4,239,602
7,665	Salesforce.com Inc. (a)	219,372
52,290	Symantec Corp. (a)	629,049

		18,426,396

	Personnel Services (0.1%)
10,705	Monster Worldwide Inc. (a)	122,786
11,636	Robert Half International, Inc.	243,076

		365,862

	Pharmaceuticals: Generic Drugs (0.2%)
6,814	Barr Pharmaceuticals Inc. (a)	445,567
22,436	Mylan Laboratories, Inc.	211,123
8,259	Watson Pharmaceuticals, Inc. (a)	196,151

		852,841

	Pharmaceuticals: Major (7.0%)
102,752	Abbott Laboratories	5,383,177
133,118	Bristol-Myers Squibb Co.	2,755,543
187,066	Johnson & Johnson	10,958,326
67,279	Eli Lilly & Co.	2,297,578
142,135	Merck & Co., Inc.	3,797,847
450,135	Pfizer, Inc.	7,395,718
106,023	Schering-Plough Corp.	1,782,247
88,137	Wyeth	3,173,813

		37,544,249

	Pharmaceuticals: Other (0.2%)
19,278	Allergan, Inc.	726,395
19,290	Forest Laboratories, Inc. (a)	466,432
14,578	King Pharmaceuticals, Inc. (a)	140,095

		1,332,922

	Precious Metals (0.3%)
26,049	Freeport-McMoRan Copper & Gold, Inc.	624,916
30,709	Newmont Mining Corp.	1,033,358

		1,658,274

	Property — Casualty Insurers (1.0%)
36,759	Allstate Corp. (The)	935,149

NUMBER OF
SHARES		VALUE
24,365	Chubb Corp. (The)	1,251,386
9,417	Cincinnati Financial Corp.	275,353
23,715	Loews Corp.	649,554
46,654	Progressive Corp. (The)	700,743
38,504	St. Paul Travelers Companies, Inc. (The)	1,680,700
22,679	XL Capital Ltd. (Class A) (Cayman Islands)	114,075

		5,606,960

	Publishing: Books/Magazines (0.0%)
2,666	Meredith Corp.	43,029

	Publishing: Newspapers (0.1%)
19,860	Gannett Co., Inc.	172,981
3,661	New York Times Co. (The) (Class A)	27,604
441	Washington Post Co. (The) (Class B)	174,592

		375,177

	Pulp & Paper (0.1%)
32,363	International Paper Co.	402,919
13,944	MeadWestvaco Corp.	162,587

		565,506

	Railroads (1.0%)
18,344	Burlington Northern Santa Fe Corp.	1,405,334
27,412	CSX Corp.	1,020,823
25,230	Norfolk Southern Corp.	1,248,128
33,360	Union Pacific Corp.	1,669,334

		5,343,619

	Real Estate Development (0.0%)
14,189	CB Richard Ellis Group, Inc. (Class A) (a)	64,702

	Real Estate Investment Trusts (0.9%)
7,483	Apartment Investment & Management Co. (Class A)	85,830
5,980	AvalonBay Communities, Inc.	362,807
8,737	Boston Properties, Inc.	466,556
18,219	Equity Residential	554,404
17,536	HCP INC	362,469
40,272	Host Hotels & Resorts Inc.	302,845
14,826	Kimco Realty Corp.	209,788
11,995	Plum Creek Timber Co., Inc.	426,902
19,608	ProLogis	75,099
7,635	Public Storage, Inc.	533,610
14,104	Simon Property Group, Inc.	669,940
10,083	Vornado Realty Trust	538,936

		4,589,186

	Recreational Products (0.2%)
23,879	Electronic Arts Inc. (a)	455,134
6,514	Hasbro, Inc.	174,575
20,489	Mattel, Inc.	280,085

		909,794

	Regional Banks (0.4%)
36,692	Fifth Third Bancorp	350,776
14,390	First Horizon National Corp.	153,829
5,762	M&T Bank Corp.	370,208
19,111	Marshall & Ilsley Corp.	295,265
13,672	Northern Trust Corp.	627,408
8,040	Zions Bancorporation	256,396

		2,053,882

	Restaurants (1.1%)
10,899	Darden Restaurants, Inc.	199,343
74,724	McDonald’s Corp.	4,390,035
54,652	Starbucks Corp. (a)	488,042
29,548	Yum! Brands, Inc.	796,023

		5,873,443

	Retail Strip Centers (0.0%)
9,786	Developers Diversified Realty Corp.	46,973

	Savings Banks (0.2%)
32,036	Hudson City Bancorp, Inc.	535,322
23,291	People’s United Financial Inc.	444,159
43,721	Sovereign Bancorp, Inc.	107,991

		1,087,472

	Semiconductors (1.8%)
42,133	Advanced Micro Devices, Inc. (a)	99,434
20,239	Altera Corp.	297,716
19,899	Analog Devices, Inc.	340,273
32,307	Broadcom Corp. (Class A) (a)	494,620

NUMBER OF
SHARES		VALUE
374,180	Intel Corp.	5,163,684
15,705	Linear Technology Corp.	313,315
47,651	LSI Logic Corp. (a)	127,705
13,950	Microchip Technology Inc.	258,075
50,257	Micron Technology, Inc. (a)	137,704
14,786	National Semiconductor Corp.	162,646
40,959	NVIDIA Corp. (a)	305,964
90,926	Texas Instruments Inc.	1,415,718
19,996	Xilinx, Inc.	327,135

		9,443,989

	Services to the Health Industry (0.7%)
16,925	Express Scripts, Inc. (a)	973,357
11,947	IMS Health Inc.	157,103
7,478	Laboratory Corp. of America Holdings (a)	473,806
34,423	Medco Health Solutions Inc. (a)	1,445,766
9,968	Quest Diagnostics Inc.	464,210
4,913	Stericycle, Inc. (a)	281,515

		3,795,757

	Specialty Insurance (0.0%)
8,257	Assurant, Inc.	179,755
10,076	MBIA Inc.	58,945

		238,700

	Specialty Stores (0.3%)
10,010	AutoNation, Inc. (a)	85,485
2,231	AutoZone, Inc. (a)	243,670
19,701	Bed Bath & Beyond Inc. (a)	399,733
19,565	Office Depot, Inc. (a)	38,543
50,646	Staples, Inc.	879,215
8,497	Tiffany & Co.	168,156

		1,814,802

	Specialty Telecommunications (0.3%)
28,426	American Tower Corp. (Class A) (a)	774,324
8,348	CenturyTel, Inc.	221,723
24,461	Frontier Communications Corp.	213,300
113,740	Qwest Communications International, Inc. (a)	363,968
25,301	Windstream Corp.	224,167

		1,797,482

	Steel (0.2%)
8,497	AK Steel Holding Corp. (a)	66,956
8,023	Allegheny Technologies, Inc.	184,128
21,288	Nucor Corp.	759,556
8,929	United States Steel Corp.	271,442

		1,282,082

	Telecommunication Equipment (1.1%)
8,516	Ciena Corp. (a)	63,018
106,106	Corning Inc.	956,015
8,244	Harris Corp.	287,551
139,701	Motorola, Inc.	602,111
110,346	QUALCOMM, Inc.	3,704,315
36,032	Tellabs, Inc. (a)	150,253

		5,763,263

	Tobacco (1.8%)
138,505	Altria Group, Inc.	2,227,160
11,392	Lorillard, Inc.	688,419
138,605	Philip Morris International Inc. (a)	5,843,587
10,293	Reynolds American, Inc.	422,836
9,911	UST, Inc.	681,381

		9,863,383

	Tools/Hardware (0.1%)
5,067	Black & Decker Corp.	215,043
4,103	Snap-On, Inc.	147,913
5,967	Stanley Works (The)	189,691

		552,647

	Trucks/Construction/Farm Machinery (0.7%)
40,933	Caterpillar Inc.	1,677,844
15,183	Cummins Inc.	388,381
29,159	Deere & Co.	1,015,025
9,659	Manitowoc Co., Inc.	76,113
22,602	PACCAR, Inc.	629,918

		3,787,281

	Wholesale Distributors (0.1%)
12,068	Genuine Parts Co.	472,462
3,900	Grainger (W.W.), Inc.	275,223

		747,685

	TOTAL COMMON STOCKS
	(Cost $641,692,140)	526,710,782

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (f) (1.1%)

	Investment Company
6,073	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $6,072,675)		6,072,675

	TOTAL INVESTMENTS
	(Cost $647,764,815) (g) (h)	99.6%	532,783,457
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,988,755

	NET ASSETS	100.0%	$534,772,212

(a)	Non-income producing security.

(b)	Consist of one or more class of securities traded as a unit: stock with attached trust shares.

(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s

Trustees.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $915,750.

(e)	For the three months ended November 30, 2008 the cost of purchases and the proceeds from sales of

Morgan Stanley common stock, an affiliate of the Portfolio, was $0 and $131,252, respectively,

including net realized loss of $26,779.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class,

an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-

Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-

Money Market Portfolio-Institutional Class.

(g)	Securities have been designated as collateral in amount equal to $7,365,775 in connection with open futures contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at November 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
185	Long	S&P 500 Index E-MUNI December 2008	$8,281,525	$446,693

Morgan Stanley S&P 500 Index Fund
Notes to the Portfolio of Investments
FAS 157
11/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$532,783,457	$532,783,457	—	—
Other Financial Instruments*	446,693	446,693	—	—

Total	$533,230,150	$533,230,150	—	—

*	Other financial instruments include future contracts.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open- end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley S&P 500 Index Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer January 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer January 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer January 20, 2009

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